Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued expenses and other current liabilities

7. Accrued expenses and other current liabilities

The following summarizes the balances of accrued expenses and other current liabilities:

	Years Ended December 31,
$ in thousands	2021	2020
Payroll and other employee benefits	$862	$155
Professional fees	1,379	108
Research and development costs	1,895	—
Operating lease liabilities, current portion	2,240	209
Other accrued expenses	598	53
Total accrued expenses and other current liabilities	$6,974	$525